Offsets	Sep. 25, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94609
Initial Filing Date	Dec. 27, 2024
Fee Offset Claimed	$ 851.01
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94609
Initial Filing Date	Mar. 27, 2025
Fee Offset Claimed	$ 38.61
Offset: 3
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94609
Initial Filing Date	Jun. 26, 2025
Fee Offset Claimed	$ 20.65
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	AB Private Lending Fund
Form or Filing Type	SC TO
File Number	005-94609
Filing Date	Dec. 27, 2024
Fee Paid with Fee Offset Source	$ 851.01
Offset: 5
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	AB Private Lending Fund
Form or Filing Type	SC TO
File Number	005-94609
Filing Date	Mar. 27, 2025
Fee Paid with Fee Offset Source	$ 38.61
Offset: 6
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	AB Private Lending Fund
Form or Filing Type	SC TO
File Number	005-94609
Filing Date	Jun. 26, 2025
Fee Paid with Fee Offset Source	$ 20.65